Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended									6 Months Ended		12 Months Ended
	Dec. 31, 2020	Nov. 30, 2020	Jun. 30, 2020	May 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Proceeds from issuance of convertible preferred stock												$ 0	$ 214,790	$ 96,529
Temporary Equity, Original Issue Price									$ 7.0135
Temporary equity, stock issued during period, value, new issues									$ 15,000
Stock-based compensation expense									7,300	$ 24,500	$ 7,300
Deemed dividend									$ 1,800
Preferred stock, dividend rate, percentage												6.00%
Preferred stock, voting rights												63
Proceeds from Issuance Initial Public Offering												$ 75,000
Maximum [Member]
Working capital revolving debt												50,000
Minimum [Member]
Working capital revolving debt												$ 20,000
Common Stock [Member]
Temporary equity, shares issued									1,493,666
Series D Convertible Preferred Stock [Member]
Proceeds from issuance of convertible preferred stock								$ 48,600	$ 48,600
Temporary equity, shares issued								6,923,051	6,923,051
Temporary Equity, Original Issue Price								$ 7.0135	$ 7.0135	$ 7.0135		$ 7.0135	$ 7.0135
Series Seed Convertible Preferred Stock. [Member]
Temporary equity, shares issued									209,946
Temporary Equity, Original Issue Price										0.5245		0.5245	0.5245
Series A Convertible Preferred Stock [Member]
Temporary equity, shares issued									435,113
Temporary Equity, Original Issue Price										0.5245		0.5245	$ 0.5245
Series D1 Convertible Preferred Stock. [Member]
Proceeds from issuance of convertible preferred stock					$ 48,200	$ 48,200	$ 48,200
Temporary equity, shares issued					5,314,209	5,314,209	5,314,209							5,314,209
Temporary Equity, Original Issue Price					$ 9.0731	$ 9.0731	$ 9.0731					6.9188
Temporary equity conversion price												1.0136935
Series D2 Convertible Preferred Stock [Member]
Proceeds from issuance of convertible preferred stock			$ 90,000	$ 90,000
Temporary equity, shares issued			14,551,370	14,551,370
Temporary Equity, Original Issue Price			$ 6.185	$ 6.185								8.7145
Temporary equity conversion price												1.0411425
Series E Convertible Preferred Stock [Member]
Proceeds from issuance of convertible preferred stock	$ 125,000	$ 125,000
Temporary equity, shares issued	14,762,823	14,762,823											14,762,823
Temporary Equity, Original Issue Price	$ 8.4672	$ 8.4672								$ 8.4672		$ 8.4672	$ 8.4672